Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net Income	$ 2,477,000	$ 2,004,000
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	303,000	415,000
Depreciation expense	200,000	202,000
Amortization of operating right-of-use assets	95,000
Amortization of subordinated debt issuance costs	34,000
Amortization of other intangible	49,000	48,000
Net amortization of securities premiums	28,000	19,000
Accretion of deferred loan fees and costs, net	(435,000)	(348,000)
Deferred income taxes	(41,000)	(26,000)
Stock-based compensation expense	359,000	340,000
Loss on sale of investment securities available for sale	4,000
Net gain on loans held for sale	(3,014,000)	(2,120,000)
Loans held for sale-originations	(135,310,000)	(100,138,000)
Loans held for sale-proceeds	134,499,000	104,160,000
Gain on the sale of SBA loans	(265,000)	(105,000)
Net loss (gain) on sale and write-downs of other real estate owned	221,000	(63,000)
Increase in the cash surrender value of bank-owned life insurance	(80,000)	(80,000)
Changes in assets and liabilities which provided (used) cash:
Accrued interest receivable	(196,000)	(132,000)
Prepaid expenses and other assets	(395,000)	197,000
Accrued interest payable	93,000	54,000
Accrued expenses and other liabilities	(478,000)	437,000
Net Cash (Used in) Provided by Operating Activities	(1,852,000)	4,864,000
Cash Flows from Investing Activities
Purchase of interest-earning time deposits	(6,849,000)	(809,000)
Redemption of interest-earning time deposits	1,603,000	761,000
Purchase of investment securities available for sale	(3,319,000)
Principal repayments on investment securities available for sale	1,341,000	1,230,000
Proceeds from the sales of investment securities available for sale	1,030,000
Net increase in loans receivable	(29,397,000)	(16,734,000)
Purchase of Federal Home Loan Bank stock	(614,000)	(12,000)
Redemption of Federal Home Loan Bank stock	120,000	160,000
Proceeds from the sale of other real estate owned		63,000
Capitalized expenditures on other real estate owned	(395,000)	(109,000)
Purchase of premises and equipment	(368,000)	(272,000)
Net Cash Used in Investing Activities	(36,848,000)	(15,722,000)
Cash Flows from Financing Activities
Net (decrease) increase in demand deposits, money markets, and savings accounts	(2,689,000)	4,512,000
Net increase in certificate accounts	18,236,000	21,178,000
Increase in advances from borrowers for taxes and insurance	212,000	145,000
Net proceeds (repayments) from Federal Home Loan Bank short-term borrowings	1,000,000	(1,000,000)
Proceeds from Federal Home Loan Bank long-term borrowings	14,271,000
Repayment of Federal Home Loan Bank long-term borrowings	(3,000,000)	(3,000,000)
Net proceeds from the issuance of subordinated debt		7,831,000
Dividends paid	(676,000)	(511,000)
Purchase of treasury stock	(339,000)	(793,000)
Proceeds from the reissuance of treasury stock	38,000	64,000
Proceeds from the exercise of stock options	190,000	534,000
Net Cash Provided by Financing Activities	27,243,000	28,960,000
Net (Decrease) Increase in Cash and Cash Equivalents	(11,457,000)	18,102,000
Cash and Cash Equivalents – Beginning of Year	26,012,000	7,910,000
Cash and Cash Equivalents – End of Year	14,555,000	26,012,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	5,333,000	3,766,000
Cash payments for income taxes	1,034,000	561,000
Transfer of loans to other real estate owned		1,541,000
Initial recognition of operating lease right-of use assets	1,386,000
Initial recognition of operating lease obligations	$ 1,386,000